Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 744.0	$ 809.5	$ 500.7
Receivables	483.4	411.4	305.4
Inventories	297.7	256.3	234.9
Materials contained on heap leach pads	187.9	111.3	91.5
Total current assets	1,713.0	1,588.5	1,132.5
Property, plant and equipment, net	7,016.8	7,482.0	6,639.7
Goodwill	1,075.4	1,295.2	1,154.9
Non-current investments	272.2	344.3	254.3
TOTAL ASSETS	10,077.4	10,710.0	9,181.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Royalties, income and mining taxes payable	264.4	156.1	104.3
Short-term loans and current portion of long-term loans	547.0	261.7	691.1
Total current liabilities	1,492.5	1,092.5	1,351.8
Long-term loans	1,360.7	1,136.6	430.0
Deferred income and mining taxes	1,019.4	1,051.8	982.5
Provision for environmental rehabilitation	336.9	324.4	275.7
Other non-current liabilities	13.5	19.7
Provision for post-retirement health care costs	2.1	2.7	2.8
Total liabilities	4,225.1	3,627.7	3,042.8
COMMITMENTS AND CONTINGENCIES-see notes 20 and 21
SHAREHOLDERS' EQUITY
Share capital December 31, 2011-1,000,000,000 (December 31, 2010-1,000,000,000; June 30, 2010: 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2011: 723,735,186 (Shares issued December 31, 2010: 720,796,887; June 30, 2010: 705,903,511)	59.0	58.8	57.8
Additional paid-in capital	5,374.6	5,313.2	5,005.4
Retained earnings	772.5	779.6	834.4
Accumulated other comprehensive (loss)/income	(423.3)	562.4	(96.5)
Gold Fields shareholders' equity	5,782.8	6,714.0	5,801.1
Noncontrolling interests	69.5	368.3	337.5
Total equity	5,852.3	7,082.3	6,138.6
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,077.4	$ 10,710.0	$ 9,181.4